Segments - Schedule of Net Revenues, Operating Expenses Contribution Information by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Product sales	$ 8,491.8	$ 5,783.2	$ 4,461.3
Other revenue	185.8	131.7	123.1
Net revenues	8,677.6	5,914.9	4,584.4
Operating expenses:
Cost of sales	4,690.7	3,394.3	2,566.5
Selling and marketing	1,020.3	546.5	401.8
General and administrative	1,027.5	625.3	353.1
Contribution	1,939.1	1,348.8	1,263.0
Contribution margin	22.30%	22.80%	27.50%
Research and development	616.9	402.5	306.6
Amortization	842.7	481.1	354.3
Goodwill impairment	647.5
Loss on asset held for sale	42.7
Loss on asset sales, impairments and contingent consideration adjustment, net	212.5	149.5	78.7
Operating (loss)/income	(423.2)	315.7	523.4
Operating margin	(4.90%)	5.30%	11.40%
North American Brands [Member]
Segment Reporting Information [Line Items]
Product sales	995.0	407.8	359.4
Other revenue	67.5	70.4	72.7
Net revenues	1,062.5	478.2	432.1
Operating expenses:
Cost of sales	343.6	116.2	94.4
Selling and marketing	264.8	175.3	168.2
General and administrative	237.9	27.5	25.3
Contribution	216.2	159.2	144.2
Contribution margin	20.30%	33.30%	33.40%
North American Generics and International [Member]
Segment Reporting Information [Line Items]
Product sales	6,299.9	4,389.0	3,325.7
Other revenue	118.3	61.3	50.4
Net revenues	6,418.2	4,450.3	3,376.1
Operating expenses:
Cost of sales	3,322.6	2,431.5	1,819.4
Selling and marketing	663.4	297.6	172.6
General and administrative	756.9	559.9	302.7
Contribution	1,675.3	1,161.3	1,081.4
Contribution margin	26.10%	26.10%	32.00%
Goodwill impairment	647.5
Anda Distribution [Member]
Segment Reporting Information [Line Items]
Product sales	1,196.9	986.4	776.2
Net revenues	1,196.9	986.4	776.2
Operating expenses:
Cost of sales	1,024.5	846.6	652.7
Selling and marketing	92.1	73.6	61.0
General and administrative	32.7	37.9	25.1
Contribution	$ 47.6	$ 28.3	$ 37.4
Contribution margin	4.00%	2.90%	4.80%